Loans Receivable and Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of loans to directors, officers and associates of such persons
Balance, beginning	$ 1,690	$ 1,748
Loans originated	7
Newly associated persons	111
Collection of principal	(668)	(58)
Balance, ending	$ 1,140	$ 1,690